Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Long Term Debt [Line Items]
Collateralized	¥ 30,999	¥ 17,322
Unsecured	196,047	207,826
Capital lease obligations	3,340	3,118
Total	291,612	277,316
Less: current portion	(107,210)	(85,556)
Long-term debt	184,402	191,760
Yen Notes (Floating Rate 0.70%) Due In Year 2012
Long Term Debt [Line Items]
Unsecured		4,000
Due in years ending March 31:	2012
Yen Notes (Floating Rate 0.70%) Due In Year 2013
Long Term Debt [Line Items]
Unsecured	4,000	4,000
Due in years ending March 31:	2013
Yen Notes (Floating Rate 0.69%) Due In Year 2013
Long Term Debt [Line Items]
Unsecured	2,000	2,000
Due in years ending March 31:	2013
Yen Notes (Floating Rate 0.45%) Due In Year 2013
Long Term Debt [Line Items]
Unsecured	5,000	5,000
Due in years ending March 31:	2013
NOK Notes (Floating Rate 9.68%) Due In 2013
Long Term Debt [Line Items]
Unsecured	4,597
Due in years ending March 31:	2013
SEK Notes (Fixed Rate 9.32%) Due In 2013
Long Term Debt [Line Items]
Unsecured	1,237
Due in years ending March 31:	2013
U.S.$ Notes (Floating Rate 1.0%) Due In Year 2013
Long Term Debt [Line Items]
Unsecured	3,896	4,050
Due in years ending March 31:	2013
Yen Notes (Fixed Rate 1.54%) Due In Year 2013
Long Term Debt [Line Items]
Unsecured	10,000	10,000
Due in years ending March 31:	2013
Yen Notes (Fixed Rate 1.27%) Due In Year 2013
Long Term Debt [Line Items]
Unsecured	10,000	10,000
Due in years ending March 31:	2013
Yen Notes (Fixed Rate 1.53%) Due In Year 2015
Long Term Debt [Line Items]
Unsecured	10,000	10,000
Due in years ending March 31:	2015
U.S.$ Notes (Floating Rate 0.55%) Due In Year 2015
Long Term Debt [Line Items]
Unsecured	3,892
Due in years ending March 31:	2015
U.S.$ Notes (Floating Rate 0.72%) Due In Year 2016
Long Term Debt [Line Items]
Unsecured	3,885
Due in years ending March 31:	2016
U.S.$ Notes (Floating Rate 0.82%) Due In Year 2016
Long Term Debt [Line Items]
Unsecured	¥ 2,719
Due in years ending March 31:	2016